Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 1,940	$ 7,412	$ 920	$ 2,240	$ 12,512
CANADA | Animakee Wa Zhing [Member]
Total		752			752
CANADA | Anishinaabeg of Naongashiing [Member]
Total				420	420
CANADA | Big Grassy First Nation [Member]
Total			70	205	275
CANADA | Naicatchewenin First Nation [Member]
Total		1,870		190	2,060
CANADA | Naotkamegwanning First Nation [Member]
Total				515	515
CANADA | Ojibways of Onigaming First Nation [Member]
Total				130	130
CANADA | Rainy River First Nation [Member]
Total		1,870			1,870
CANADA | Township of Chapple [Member]
Total	550		110		660
CANADA | Stk'emlupsemc te Secwepemc Nation [Member]
Total		$ 2,920		$ 780	3,700
CANADA | Government of British Columbia [Member]
Total	1,300		580		1,880
MEXICO | Government of Mexico - Ministry of Finance [Member]
Total	$ 90		$ 160		$ 250